Commitments - Future minimum contractual obligations (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Daxos Maritime Limited and Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2024 to June 30, 2025	$ 17,875
July 1, 2025 to June 30, 2026	(0)
July 1, 2026 to November 30, 2026	(0)
Total	17,875
Paralus Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2024 to June 30, 2025	21,330
July 1, 2025 to June 30, 2026	(0)
July 1, 2026 to November 30, 2026	(0)
Total	21,330
Olympia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2024 to June 30, 2025	3,760
July 1, 2025 to June 30, 2026	7,520
July 1, 2026 to November 30, 2026	22,770
Total	34,050
Thalia Shipholding S.A. [member]
IfrsStatementLineItems [Line Items]
July 1, 2024 to June 30, 2025	3,760
July 1, 2025 to June 30, 2026	3,760
July 1, 2026 to November 30, 2026	26,530
Total	34,050
Total [member]
IfrsStatementLineItems [Line Items]
July 1, 2024 to June 30, 2025	46,725
July 1, 2025 to June 30, 2026	11,280
July 1, 2026 to November 30, 2026	49,300
Total	$ 107,305